Interim Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Interim Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 630	$ 1,734	$ 2,354	$ 3,304	$ 6,522
Other comprehensive income, net of tax:
Foreign currency translation adjustments	1,140		747		170
Unrealized change in investment securities, net of tax effect	17	(75)	(5)	(68)	(58)
Reclassification adjustments for losses (profit) of investment securities, net of tax effect	4	(18)	15	(51)	(66)
Cash flow hedging derivatives, net of tax effect	(3)	223	(6)	459	1,060
Reclassification adjustments for Loss (income) of hedging derivatives, net of tax effect	(118)	(191)	(260)	(273)	(633)
Total other comprehensive income (loss), net of tax	1,040	(61)	491	67	473
Total comprehensive income	$ 1,670	$ 1,673	$ 2,845	$ 3,371	$ 6,995